Long Term Liabilities to Banks and Others (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long Term Liabilities to Banks and Others [Abstract]
First year (current maturities)	$ 43,701	$ 40,054
Second year	53,645	33,803
Third year	34,270	37,836
Fourth year	19,066	21,663
Fifth year and thereafter	28,635	22,227
Total	$ 179,317	$ 155,583